Share-based compensation - Summary of the restricted share units activity (Details) - Restricted share units - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning, RSU	7,272,469	6,841,198	6,644,306
Granted	2,787,407	5,084,817	3,550,617
Forfeited	(1,365,256)	(1,731,659)	(806,435)
Vested	(3,546,222)	(2,921,887)	(2,547,290)
Ending, RSU	5,148,398	7,272,469	6,841,198
Expected to vest RSU	4,879,173
Beginning ,Weighted	$ 7.8046	$ 15.5702	$ 17.1506
Granted	2.8824	3.1233	13.9339
Forfeited	7.2654	13.4427	17.9309
Vested	8.5540	14.4987	16.6645
Ending ,Weighted	4.7664	$ 7.8046	$ 15.5702
Expected to vest Weighted	$ 4.7731